Schedule of Assets and Liabilities Related to Operating Lease (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Subsequent Events [Abstract]
Operating lease assets	$ 126,064	$ 164,288	$ 1,272,920
Total lease assets	126,064	164,288	1,387,460
Current:
Operating lease liabilities	422,344	364,269	414,215
Long-term:
Operating lease liabilities	549,482	669,286	$ 878,809
Total lease liabilities	$ 971,826	$ 1,033,555